Segment information	12 Months Ended
Dec. 31, 2017
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Segment information

6. Segment information

Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the Corporate Executive Team (CET). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the CET are responsible for each segment.

The Group’s management reporting process allocates intra-Group profit on a product sale to the market in which that sale is recorded, and the profit analyses below have been presented on that basis.

As explained on page 58, from 1 January 2017 only significant legal charges have been excluded from segment profit and reported within other reconciling items between segment profit and operating profit. Segment profits for 2016 and 2015 have been revised onto a comparable basis.

Corporate and other unallocated turnover and costs included the results of several Vaccines and Consumer Healthcare products which were held for sale in a number of markets in order to meet anti-trust approval requirements in 2015, together with the costs of corporate functions.

	2017	2016	2015
Turnover by segment	£m	£m	£m
Pharmaceuticals	17,276	16,104	14,157
Vaccines	5,160	4,592	3,656
Consumer Healthcare	7,750	7,193	6,038

Segment turnover	30,186	27,889	23,851
Corporate and other unallocated turnover	–	–	72

	30,186	27,889	23,923

	2017	2016	2015
Pharmaceuticals turnover by therapeutic area	£m	£m	£m
Respiratory	6,991	6,510	5,741
HIV	4,350	3,556	2,322
Immuno-inflammation	377	340	263
Established Pharmaceuticals	5,558	5,698	5,831

	17,276	16,104	14,157

During 2017, the US operations of the Pharmaceuticals and Vaccines businesses made sales to three wholesalers of approximately £2,449 million (2016 – £2,139 million; 2015 – £1,574 million), £3,043 million (2016 – £2,691 million; 2015 – £2,471 million) and £2,356 million (2016 – £2,129 million; 2015 – £1,602 million) respectively, after allocating final-customer discounts to the wholesalers.

	2017	2016	2015
Vaccines turnover by category	£m	£m	£m
Meningitis	890	662	326
Influenza	488	414	268
Shingles	22	–	–
Established Vaccines	3,760	3,516	3,062

	5,160	4,592	3,656

	2017	2016	2015
Consumer Healthcare turnover by category	£m	£m	£m
Wellness	4,001	3,726	2,970
Oral care	2,466	2,223	1,875
Nutrition	680	674	684
Skin health	603	570	509

	7,750	7,193	6,038

	2017	2016 (revised)	2015 (revised)
Segment profit	£m	£m	£m
Pharmaceuticals	8,667	7,976	6,449
Pharmaceuticals R&D	(2,740)	(2,488)	(2,168)

Pharmaceuticals, including R&D	5,927	5,488	4,281
Vaccines	1,644	1,429	958
Consumer Healthcare	1,373	1,116	684

Segment profit	8,944	8,033	5,923
Corporate and other unallocated costs	(376)	(362)	(264)
Other reconciling items between segment profit and operating profit	(4,481)	(5,073)	4,663

Operating profit	4,087	2,598	10,322
Finance income	65	72	104
Finance costs	(734)	(736)	(757)
Profit on disposal of interest in associates	94	–	843
Share of after tax profits of associates and joint ventures	13	5	14

Profit before taxation	3,525	1,939	10,526
Taxation	(1,356)	(877)	(2,154)

Profit after taxation for the year	2,169	1,062	8,372

Other reconciling items between segment profit and operating profit comprise items not specifically allocated to segment profit. These include impairment and amortisation of intangible assets, major restructuring charges, significant legal charges and expenses on the settlement of litigation and government investigations, disposals of businesses, products and associates, certain other items related to major acquisition and disposal activity and the pre-tax impact of the enactment of the US Tax Cuts and Jobs Act.

Depreciation and amortisation by segment	2017 £m	2016 £m	2015 £m
Pharmaceuticals	551	440	303
Pharmaceuticals R&D	96	211	238

Pharmaceuticals, including R&D	647	651	541
Vaccines	405	315	253
Consumer Healthcare	135	126	140

Segment depreciation and amortisation	1,187	1,092	934
Corporate and other unallocated depreciation and amortisation	144	94	145
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	591	588	551

Total depreciation and amortisation	1,922	1,774	1,630

PP&E, intangible asset and goodwill impairment by segment	2017 £m	2016 £m	2015 £m
Pharmaceuticals	38	29	57
Pharmaceuticals R&D	10	88	105

Pharmaceuticals, including R&D	48	117	162
Vaccines	13	34	17
Consumer Healthcare	10	46	5

Segment impairment	71	197	184
Corporate and other unallocated impairment	3	24	18
Other reconciling items between segment impairment and total impairment	995	68	385

Total impairment	1,069	289	587

The other reconciling items between segment impairment and total impairment included £229 million related to the progressive withdrawal of Tanzeum.

PP&E and intangible asset impairment reversals by segment	2017 £m	2016 £m	2015 £m
Pharmaceuticals	(13)	(15)	(8)
Pharmaceuticals R&D	(2)	(10)	(10)

Pharmaceuticals, including R&D	(15)	(25)	(18)
Vaccines	–	(19)	–
Consumer Healthcare	(1)	(8)	(4)

Segment impairment reversals	(16)	(52)	(22)
Corporate and other unallocated impairment reversals	–	(26)	(2)
Other reconciling items between segment impairment reversals and total impairment reversals	(36)	(9)	–

Total impairment reversals	(52)	(87)	(24)

	2017	2016
Net assets by segment	£m	£m
Pharmaceuticals	2,017	3,225
Pharmaceuticals R&D	522	572

Pharmaceuticals, including R&D	2,539	3,797
Vaccines	9,707	9,676
Consumer Healthcare	2,003	3,721

Segment net operating assets	14,249	17,194
Corporate and other unallocated net operating assets	868	(228)

Net operating assets	15,117	16,966
Net debt	(13,178)	(13,804)
Investments in associates and joint ventures	183	263
Derivative financial instruments	2	(38)
Current and deferred taxation	1,252	1,361
Assets held for sale	113	215

Net assets	3,489	4,963

The Pharmaceuticals segment includes the Shionogi-ViiV Healthcare contingent consideration liability of £5,542 million (2016 – £5,304 million) and the Pfizer put option of £1,304 million (2016 – £1,319 million). The Consumer Healthcare segment includes the put option liability of £8,606 million (2016 – £7,420 million).

Geographical information

The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2017 £m	2016 £m	2015 £m
UK	940	1,056	1,102
US	11,263	10,197	8,222
International	17,983	16,636	14,599

External turnover	30,186	27,889	23,923

		2017	2016
Non-current assets by location of subsidiary		£m	£m
UK		6,824	7,060
US		6,841	7,802
International		20,901	21,234

Non-current assets		34,566	36,096

Non-current assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current receivables.